Accounts and Other Receivables - Components of Accounts and Other Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Receivables [Abstract]
Trade receivables	$ 131.0	$ 135.5
Other receivables and advances	3.1	4.7
Allowance for doubtful accounts	(0.8)	(1.0)	(2.1)
Total accounts and other receivables	$ 133.3	$ 139.2